Financial Instruments And Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Financial assets measured at fair value
The following tables summarize the Company’s financial instruments as of December 31, 2023 and December 31, 2022:

	December 31, 2023
($ in thousands)	Amortized Cost	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash and cash equivalents	$103,429	$—	$—	$—	$103,429
Restricted cash[1]	5,091	—	—	—	5,091
Security deposits[2]	4,408	—	—	—	4,408
Accounts receivable, net	51,070	—	—	—	51,070
Loans receivable, short-term	1,421	—	—	—	1,421
Loans receivable, long-term	826	—	—	—	826
Investments	—	49	81	600	730

Financial Liabilities:
Accounts payable	$27,587	$—	$—	$—	$27,587
Accrued liabilities	69,079	—	—	—	69,079
Short-term borrowings	11,817	—	—	—	11,817
Current portion of lease liabilities	9,416	—	—	—	9,416
Lease liabilities	163,811	—	—	—	163,811
Deferred consideration, long-term	—	—	—	6,577	6,577
Long-term notes and loans payable, net	497,713	—	—	—	497,713
Other long-term liabilities	21,600	—	—	—	21,600
[1]Restricted cash balances include various escrow accounts related to investments, acquisitions and facility licensing requirements.
[2]Security deposits are included in “Other non-current assets” on the Consolidated Balance Sheets.

	December 31, 2022
($ in thousands)	Amortized Cost	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash and cash equivalents	$119,341	$—	$—	$—	$119,341
Restricted cash[1]	2,169	—	—	—	2,169
Security deposits[2]	4,367	—	—	—	4,367
Accounts receivable, net	56,492	—	—	—	56,492
Loans receivable, short-term	447	—	—	—	447
Loans receivable, long-term	823	—	—	—	823
Investments	—	136	432	660	1,228

Financial Liabilities:
Accounts payable	$28,093	$—	$—	$—	$28,093
Accrued liabilities	65,161	—	—	—	65,161
Short-term borrowings[3]	10,976	—	—	—	10,976
Current portion of lease liabilities[3]	8,959	—	—	—	8,959
Deferred consideration and other payables, short-term	6	7	—	47,821	47,834
Lease liabilities[3]	173,345	—	—	—	173,345
Deferred consideration, long-term	—	—	—	7,770	7,770
Long-term notes and loans payable, net[3]	476,891	—	—	—	476,891
Other long-term liabilities	7,000	—	—	—	7,000
[1]Restricted cash balances include various escrow accounts related to investments, acquisitions and facility licensing requirements.
[2]Security deposits are included in “Other non-current assets” on the Consolidated Balance Sheets.
[3]Balances reflect current year presentation changes. See “Reclassifications” in Note 2 for further discussion.

The following table presents a rollforward of the balance sheet amounts measured at fair value on a recurring basis and classified as Level 3. The classification of an item as Level 3 is based on inputs for assets or liabilities that are not based on observable market data.

Year Ended December 31, 2023
Level 3 Fair Value Measurements
($ in thousands)	Investments	Deferred consideration, and other payables, short-term	Deferred consideration and contingent, long-term
Balance as of December 31, 2022	$660	$47,821	$7,770
Change in fair value recorded in Interest expense, net	—	1,953	—
Change in fair value recorded in Other income, net	(60)	—	(895)
Payments[1]	—	(50,072)	—
Other[2]	—	298	(298)
Balance as of December 31, 2023	$600	$—	$6,577
[1] See Note 8 and Note 11 for additional details related to payments.
[2] Other relates to reclassifications from short-term to long-term due to expecting timing of payment. See Note 11.

Year Ended December 31, 2022
Level 3 Fair Value Measurements
($ in thousands)	Loans receivable, short-term	Investments	Deferred consideration, contingent consideration, and other payables, short-term	Derivative liabilities, short-term	Deferred consideration and contingent, long-term
Balance as of December 31, 2021	$565	$660	$71,816	$1,172	$17,651
Change in fair value recorded in Interest expense, net	—	—	900	—	(881)
Change in fair value recorded in Other income, net	—	—	5,647	(1,172)	—
Payments[1]	(1,837)	—	(39,542)	—	—
Change in fair value recorded in Selling, general and administrative	1,272	—	—	—	—
Other[2]	—	—	9,000	—	(9,000)
Balance as of December 31, 2022	$—	$660	$47,821	$—	$7,770
[1] $39.5 million payment related to the Cultivate contingent consideration earnout. The $1.8 million payment related to Lighthouse outstanding loan receivable.
[2] $9.0 million related to reclassifications from long-term to short-term due to the projected dispensary opening dates.
The following is a summary of Loans receivable, short-term balances and valuation classifications (discussed further below) as of December 31, 2023 and December 31, 2022:

($ in thousands)	Valuation classification	December 31, 2023	December 31, 2022
Short-term loans receivable - Kurvana, net of ECL	Amortized cost	$493	$447
Short-term loans receivable - 280E, net of ECL	Amortized cost	928	—
Total Loans receivable, short-term		$1,421	$447

($ in thousands)	Valuation classification	December 31, 2023	December 31, 2022
Long-term loans receivable - Illinois Incubator, net of ECL	Amortized cost	$826	$823
Total Loans receivable, long-term		$826	$823

Financial liabilities measured at fair value
The following tables summarize the Company’s financial instruments as of December 31, 2023 and December 31, 2022:

	December 31, 2023
($ in thousands)	Amortized Cost	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash and cash equivalents	$103,429	$—	$—	$—	$103,429
Restricted cash[1]	5,091	—	—	—	5,091
Security deposits[2]	4,408	—	—	—	4,408
Accounts receivable, net	51,070	—	—	—	51,070
Loans receivable, short-term	1,421	—	—	—	1,421
Loans receivable, long-term	826	—	—	—	826
Investments	—	49	81	600	730

Financial Liabilities:
Accounts payable	$27,587	$—	$—	$—	$27,587
Accrued liabilities	69,079	—	—	—	69,079
Short-term borrowings	11,817	—	—	—	11,817
Current portion of lease liabilities	9,416	—	—	—	9,416
Lease liabilities	163,811	—	—	—	163,811
Deferred consideration, long-term	—	—	—	6,577	6,577
Long-term notes and loans payable, net	497,713	—	—	—	497,713
Other long-term liabilities	21,600	—	—	—	21,600
[1]Restricted cash balances include various escrow accounts related to investments, acquisitions and facility licensing requirements.
[2]Security deposits are included in “Other non-current assets” on the Consolidated Balance Sheets.

	December 31, 2022
($ in thousands)	Amortized Cost	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash and cash equivalents	$119,341	$—	$—	$—	$119,341
Restricted cash[1]	2,169	—	—	—	2,169
Security deposits[2]	4,367	—	—	—	4,367
Accounts receivable, net	56,492	—	—	—	56,492
Loans receivable, short-term	447	—	—	—	447
Loans receivable, long-term	823	—	—	—	823
Investments	—	136	432	660	1,228

Financial Liabilities:
Accounts payable	$28,093	$—	$—	$—	$28,093
Accrued liabilities	65,161	—	—	—	65,161
Short-term borrowings[3]	10,976	—	—	—	10,976
Current portion of lease liabilities[3]	8,959	—	—	—	8,959
Deferred consideration and other payables, short-term	6	7	—	47,821	47,834
Lease liabilities[3]	173,345	—	—	—	173,345
Deferred consideration, long-term	—	—	—	7,770	7,770
Long-term notes and loans payable, net[3]	476,891	—	—	—	476,891
Other long-term liabilities	7,000	—	—	—	7,000
[1]Restricted cash balances include various escrow accounts related to investments, acquisitions and facility licensing requirements.
[2]Security deposits are included in “Other non-current assets” on the Consolidated Balance Sheets.
[3]Balances reflect current year presentation changes. See “Reclassifications” in Note 2 for further discussion.

The following table presents a rollforward of the balance sheet amounts measured at fair value on a recurring basis and classified as Level 3. The classification of an item as Level 3 is based on inputs for assets or liabilities that are not based on observable market data.

Year Ended December 31, 2023
Level 3 Fair Value Measurements
($ in thousands)	Investments	Deferred consideration, and other payables, short-term	Deferred consideration and contingent, long-term
Balance as of December 31, 2022	$660	$47,821	$7,770
Change in fair value recorded in Interest expense, net	—	1,953	—
Change in fair value recorded in Other income, net	(60)	—	(895)
Payments[1]	—	(50,072)	—
Other[2]	—	298	(298)
Balance as of December 31, 2023	$600	$—	$6,577
[1] See Note 8 and Note 11 for additional details related to payments.
[2] Other relates to reclassifications from short-term to long-term due to expecting timing of payment. See Note 11.

Year Ended December 31, 2022
Level 3 Fair Value Measurements
($ in thousands)	Loans receivable, short-term	Investments	Deferred consideration, contingent consideration, and other payables, short-term	Derivative liabilities, short-term	Deferred consideration and contingent, long-term
Balance as of December 31, 2021	$565	$660	$71,816	$1,172	$17,651
Change in fair value recorded in Interest expense, net	—	—	900	—	(881)
Change in fair value recorded in Other income, net	—	—	5,647	(1,172)	—
Payments[1]	(1,837)	—	(39,542)	—	—
Change in fair value recorded in Selling, general and administrative	1,272	—	—	—	—
Other[2]	—	—	9,000	—	(9,000)
Balance as of December 31, 2022	$—	$660	$47,821	$—	$7,770
[1] $39.5 million payment related to the Cultivate contingent consideration earnout. The $1.8 million payment related to Lighthouse outstanding loan receivable.
[2] $9.0 million related to reclassifications from long-term to short-term due to the projected dispensary opening dates.

Summary of Aging Accounts Receivables
The Company’s aging of Accounts receivables as of December 31, 2023 and December 31, 2022 was as follows:

($ in thousands)	December 31, 2023	December 31, 2022
0 to 60 days	$41,820	$49,303
61 to 120 days	8,117	6,118
120 days +	9,097	3,698
Total accounts receivable, gross	59,034	59,119
Allowance for doubtful accounts	7,964	2,627
Total accounts receivable, net	$51,070	$56,492

Summary of Contractual Obligations
In addition to the commitments outlined in Note 16, the Company has the following contractual obligations as of December 31, 2023:

($ in thousands)	< 1 Year	1 to 3 Years	3 to 5 Years	> 5 Years	Total
Accounts payable & Accrued liabilities	$95,817	$—	$—	$—	$95,817
Operating leases liabilities	28,417	58,172	58,726	161,249	306,564
Finance lease liabilities	4,882	10,166	10,357	18,337	43,742
Deferred consideration, long-term	—	6,577	—	—	6,577
Long-term notes and loans payable and Short-term borrowings	23,347	428,276	29,522	122,112	603,257
Tax receivable agreement liability	1,065	2,587	3,199	7,713	14,564
Other long-term liabilities	—	7,886	—	—	7,886
Total obligations as of December 31, 2023	$153,528	$513,664	$101,804	$309,411	$1,078,407